Trade and Other payables and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Trade and Other payables and Other Current Liabilities [Abstract]
Provision for penalty claims	$ 7,108	$ 11,800